Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 1,326,600	$ 1,455,300	$ 1,440,700
REVENUES	1,352,985	1,481,643	1,450,505
Contract with Customer, Asset, before Allowance for Credit Loss		163,800		$ 155,000
Contract with Customer, Liability	500
Contract with Customer, Liability, Revenue Recognized	1,300
Contract with Customer, Liability	500
Contract with Customer, Liability, Revenue Recognized	1,300
Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,269,319	1,375,533	1,391,871
Other non-606 revenue	24,781	23,841	4,594
Retail Revenue [Member] | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14,402	14,136	10,427
Retail Revenue [Member] | Residential Revenue | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	566,668	589,719	588,031
Retail Revenue [Member] | Small Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	194,904	215,878	217,896
Retail Revenue [Member] | Large Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	484,230	548,551	565,720
Retail Revenue [Member] | Public Lighting | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9,115	7,249	9,797
Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	46,482	68,474	38,789
Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	10,794	11,335	10,057
Other non-606 revenue	1,609	2,460	5,194
Electricity [Member]
Disaggregation of Revenue [Line Items]
REVENUES	1,352,985	1,481,643	1,450,505
Indianapolis Power And Light Company
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,326,600	1,455,300	1,440,700
REVENUES	1,352,985	1,481,643	1,450,505
Contract with Customer, Asset, before Allowance for Credit Loss		163,800		$ 155,000
Contract with Customer, Liability	500
Contract with Customer, Liability, Revenue Recognized	1,300
Contract with Customer, Liability	500
Contract with Customer, Liability, Revenue Recognized	1,300
Indianapolis Power And Light Company | Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,269,319	1,375,533	1,391,871
Other non-606 revenue	24,781	23,841	4,594
Indianapolis Power And Light Company | Retail Revenue [Member] | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14,402	14,136	10,427
Indianapolis Power And Light Company | Retail Revenue [Member] | Residential Revenue | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	566,668	589,719	588,031
Indianapolis Power And Light Company | Retail Revenue [Member] | Small Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	194,904	215,878	217,896
Indianapolis Power And Light Company | Retail Revenue [Member] | Large Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	484,230	548,551	565,720
Indianapolis Power And Light Company | Retail Revenue [Member] | Public Lighting | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9,115	7,249	9,797
Indianapolis Power And Light Company | Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	46,482	68,474	38,789
Indianapolis Power And Light Company | Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	10,794	11,335	10,057
Other non-606 revenue	1,609	2,460	5,194
Indianapolis Power And Light Company | Electricity [Member]
Disaggregation of Revenue [Line Items]
REVENUES	$ 1,352,985	$ 1,481,643	$ 1,450,505